Financial instruments and management of financial risks - Liquidity risk (Details) $ in Millions	Dec. 31, 2024 USD ($)
Liquidity risk
Total	$ 2,565
Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	521
Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	231
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,523
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	339
2025
Liquidity risk
Total	774
2025 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	328
2025 | Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	231
2025 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	143
2025 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	82
2026
Liquidity risk
Total	280
2026 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	81
2026 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	139
2026 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	71
2027
Liquidity risk
Total	247
2027 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	64
2027 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	137
2027 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	57
2028
Liquidity risk
Total	1,177
2028 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	48
2028 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,104
2028 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	42
2029
Liquidity risk
Total	36
2029 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	0
2029 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	36
Thereafter
Liquidity risk
Total	51
Thereafter | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	0
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	51
Currency swap agreement amounts to be exchanged | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	586
Amounts to be exchanged, pay	537
Interest rate swap agreement	537
Currency swap agreement amounts to be exchanged | 2025 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	161
Amounts to be exchanged, pay	151
Interest rate swap agreement	151
Currency swap agreement amounts to be exchanged | 2026 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	42
Amounts to be exchanged, pay	31
Interest rate swap agreement	31
Currency swap agreement amounts to be exchanged | 2027 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	41
Amounts to be exchanged, pay	30
Interest rate swap agreement	30
Currency swap agreement amounts to be exchanged | 2028 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	342
Amounts to be exchanged, pay	325
Interest rate swap agreement	$ 325